Segment Reporting (Details) - Schedule of revenues by geographic areas - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
China [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 47,271,235	$ 47,606,489	$ 35,487,131
As % of Sales	79.93%	72.66%	58.77%
International Markets One [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 5,082,525	$ 3,795,089	$ 13,497,542
As % of Sales	8.59%	5.79%	22.35%
US [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 2,996,803	$ 8,285,920	$ 5,542,392
As % of Sales	5.07%	12.65%	9.18%
Australia [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 1,327,488	$ 473,613	$ 468,588
As % of Sales	2.24%	0.72%	0.78%
Canada [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 925,420	$ 2,039,051	$ 2,745,347
As % of Sales	1.56%	3.11%	4.55%
Other foreign countries [Member]
Segment Reporting (Details) - Schedule of revenues by geographic areas [Line Items]
Sales Amount	$ 1,533,807	$ 3,318,154	$ 2,675,004
As % of Sales	2.59%	5.07%	4.37%